Consolidated Statements of Financial Position € in Thousands, $ in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Current assets
Cash and cash equivalents	€ 41,134	$ 42,819	€ 51,127
Short-term deposits			997
Restricted cash	656	683	810
Intangible asset from green certificates	178	185	553
Trade and Revenue Receivables	5,393	5,614	1,218
Other receivables	15,341	15,969	10,499
Derivatives asset ST	146	152	275
Assets of disposal groups classified as held for sale			28,297
Total Current assests	62,848	65,422	93,776
Non-current assets
Investment in equity accounted investee	41,324	43,017	31,772
Advances on account of investments	547	569	898
Fixed assets	482,747	502,523	407,982
Right-of-use asset	34,315	35,721	30,967
Restricted cash and deposits	17,052	17,751	17,386
Deferred tax	9,039	9,409	8,677
Long-term receivables	13,411	13,960	10,446
Derivatives	15,974	16,628	10,948
Total non-current assets	614,409	639,578	519,076
Total assets	677,257	705,000	612,852
Current liabilities
Current maturities and short term bank loans	21,316	22,189	9,784
Current maturities of other long-term loans	5,866	6,107	5,000
Current maturities of debentures	35,706	37,169	35,200
Trade payables	8,856	9,220	5,249
Other payables	10,896	11,342	10,859
Current maturities of derivatives	1,875	1,952	4,643
Current maturities of lease liabilities	714	743	700
Liabilities of disposal groups classified as held for sale			17,142
Warrants	1,446	1,505	84	[1]
Total current liabilities	86,675	90,227	88,661
Non-current liabilities
Long-term lease liabilities	25,324	26,361	23,680
Long-term bank loans	245,866	255,938	237,781
Other long-term loans	30,448	31,695	29,373
Debentures	155,823	162,206	104,887
Deferred tax	2,609	2,716	2,516
Other long-term liabilities	939	977	855	[1]
Derivatives	288	300
Total Non-current liabilities	461,297	480,193	399,092
Total liabilities	547,972	570,420	487,753
Equity
Share capital	25,613	26,662	25,613
Share premium	86,271	89,805	86,159
Treasury shares	(1,736)	(1,807)	(1,736)
Transaction reserve with non-controlling Interests	5,697	5,930	5,697
Reserves	14,338	14,925	4,299
Accumulated deficit	(11,561)	(12,035)	(5,037)
Total equity attributed to shareholders of the Company	118,622	123,480	114,995
Non-Controlling Interest	10,663	11,100	10,104
Total equity	129,285	134,580	125,099
Total liabilities and equity	€ 677,257	$ 705,000	€ 612,852

[1]	Reclassified – See Note 2F.